UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21842


                      First Trust Strategic High Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
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             Date of reporting period: July 1, 2015 - June 30, 2016
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


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FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 12, 2016   Meeting Type: Annual
Record Date:  MAR 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stephen G. Butler        For       For          Management
1.2   Elect Director Kimberly A. Casiano      For       For          Management
1.3   Elect Director Anthony F. Earley, Jr.   For       For          Management
1.4   Elect Director Mark Fields              For       For          Management
1.5   Elect Director Edsel B. Ford, II        For       For          Management
1.6   Elect Director William Clay Ford, Jr.   For       For          Management
1.7   Elect Director James H. Hance, Jr.      For       For          Management
1.8   Elect Director William W. Helman, IV    For       For          Management
1.9   Elect Director Jon M. Huntsman, Jr.     For       For          Management
1.10  Elect Director William E. Kennard       For       For          Management
1.11  Elect Director John C. Lechleiter       For       For          Management
1.12  Elect Director Ellen R. Marram          For       For          Management
1.13  Elect Director Gerald L. Shaheen        For       For          Management
1.14  Elect Director John L. Thornton         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Tax Benefits Preservation Plan    For       For          Management
5     Approve Recapitalization Plan for all   Against   For          Shareholder
      Stock to Have One-vote per Share
6     Reduce Ownership Threshold for          Against   For          Shareholder
      Shareholders to Call Special Meeting


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GENERAL ELECTRIC COMPANY

Ticker:       GE             Security ID:  369604103
Meeting Date: APR 27, 2016   Meeting Type: Annual
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A1    Elect Director Sebastien M. Bazin       For       For          Management
A2    Elect Director W. Geoffrey Beattie      For       For          Management
A3    Elect Director John J. Brennan          For       For          Management
A4    Elect Director Francisco D' Souza       For       For          Management
A5    Elect Director Marijn E. Dekkers        For       For          Management
A6    Elect Director Peter B. Henry           For       For          Management
A7    Elect Director Susan J. Hockfield       For       For          Management
A8    Elect Director Jeffrey R. Immelt        For       For          Management
A9    Elect Director Andrea Jung              For       For          Management
A10   Elect Director Robert W. Lane           For       For          Management
A11   Elect Director Rochelle B. Lazarus      For       For          Management
A12   Elect Director Lowell C. McAdam         For       For          Management
A13   Elect Director James J. Mulva           For       For          Management
A14   Elect Director James E. Rohr            For       For          Management
A15   Elect Director Mary L. Schapiro         For       For          Management
A16   Elect Director James S. Tisch           For       For          Management
B1    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
B2    Ratify KPMG LLP as Auditors             For       For          Management
C1    Report on Lobbying Payments and Policy  Against   For          Shareholder
C2    Require Independent Board Chairman      Against   Against      Shareholder
C3    Adopt Holy Land Principles              Against   Against      Shareholder
C4    Restore or Provide for Cumulative       Against   Against      Shareholder
      Voting
C5    Performance-Based and/or Time-Based     Against   Against      Shareholder
      Equity Awards
C6    Report on Guidelines for Country        Against   Against      Shareholder
      Selection


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IRON MOUNTAIN INCORPORATED

Ticker:       IRM            Security ID:  46284V101
Meeting Date: NOV 19, 2015   Meeting Type: Special
Record Date:  OCT 05, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Adjourn Meeting                         For       For          Management


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THE AES CORPORATION

Ticker:       AES            Security ID:  00130H105
Meeting Date: APR 21, 2016   Meeting Type: Annual
Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andres Gluski            For       For          Management
1.2   Elect Director Charles L. Harrington    For       For          Management
1.3   Elect Director Kristina M. Johnson      For       For          Management
1.4   Elect Director Tarun Khanna             For       For          Management
1.5   Elect Director Holly K. Koeppel         For       For          Management
1.6   Elect Director Philip Lader             For       For          Management
1.7   Elect Director James H. Miller          For       For          Management
1.8   Elect Director John B. Morse, Jr.       For       For          Management
1.9   Elect Director Moises Naim              For       For          Management
1.10  Elect Director Charles O. Rossotti      For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Assess Impact of a 2 Degree Scenario    Against   For          Shareholder


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                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST STRATEGIC HIGH INCOME FUND II
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By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       July 26, 2016
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* Print the name and title of each signing officer under his or her signature.